Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 11,215,847,429	$ 7,794,284,348
Non-financial public sector	228,468,387	92,000,704
Other financial entities	117,691,168	83,089,000
Non-financial private sector	10,869,687,874	7,619,194,644
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	4,018,679,898	3,051,720,329
Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,632,805,105	927,613,722
Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,495,831,857	992,035,937
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,281,619,100	862,660,081
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,272,246,230	863,445,419
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	363,127,060	263,458,993
Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	248,881,263	222,066,139
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	214,772,553	164,787,998
Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	81,411,926	47,110,472
Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	28,487,512	22,871,048
Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,110,566	1,988,238
Education [Member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	228,714,804	199,436,268
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	6,993,550,270	5,516,752,488
Non-financial public sector	4,428,643	1,358,433
Other financial entities	7,692	463,333
Non-financial private sector	6,989,113,935	5,514,930,722
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,348,245,753	2,838,872,375
Stage 1 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	469,621,688	341,420,065
Stage 1 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,046,069,698	685,249,467
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	866,315,199	700,316,343
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	819,665,277	572,834,011
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	43,286,899	35,155,973
Stage 1 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	31,712,252	26,997,790
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	136,089,348	104,993,766
Stage 1 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,218,562	5,625,617
Stage 1 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	25,350,916	22,115,027
Stage 1 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,999,246	1,582,070
Stage 1 collective [member] | Education [Member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	194,539,097	179,768,218
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	3,184,636,890	1,964,390,336
Non-financial public sector	224,033,600	90,640,716
Other financial entities	117,683,476	81,524,149
Non-financial private sector	2,842,919,814	1,792,225,471
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	106,659,949	62,558,006
Stage 1 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,078,617,006	568,301,470
Stage 1 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	360,705,523	250,744,282
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	299,297,630	128,917,284
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	332,923,924	248,426,496
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	310,909,634	227,122,267
Stage 1 individual [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	215,904,481	194,803,435
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	54,762,728	55,478,524
Stage 1 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	74,861,117	41,403,511
Stage 1 individual [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	384,145	391,260
Stage 1 individual [member] | Education [Member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,893,677	14,078,936
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	694,845,767	205,567,575
Non-financial public sector	410	1,555
Other financial entities		1,101,518
Non-financial private sector	694,845,357	204,464,502
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	379,745,701	105,383,341
Stage 2 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	42,236,393	8,660,309
Stage 2 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	61,504,492	43,162,743
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	83,494,115	21,881,289
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	84,257,134	16,728,267
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,744,456	1,044,863
Stage 2 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,006,156	207,577
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	16,773,051	3,428,608
Stage 2 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	260,636	69,948
Stage 2 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,262,287	429,299
Stage 2 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	95,448	14,845
Stage 2 collective [member] | Education [Member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	19,465,488	3,453,413
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	14,715,447	19,929,312
Non-financial private sector	14,715,447	19,929,312
Stage 2 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	14,715,447	4,014,452
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		15,914,860
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	328,099,055	87,644,637
Non-financial public sector	5,734
Non-financial private sector	328,093,321	87,644,637
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	184,028,495	44,906,607
Stage 3 [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	27,614,571	5,217,426
Stage 3 [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	27,552,144	12,879,445
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	32,512,156	11,545,165
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,399,895	9,541,785
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,186,071	135,890
Stage 3 [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	258,374	57,337
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,147,426	887,100
Stage 3 [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	71,611	11,396
Stage 3 [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	874,309	326,722
Stage 3 [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	631,727	63
Stage 3 [member] | Education [Member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	$ 6,816,542	$ 2,135,701